CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income (loss) for the year	$ (406,526)	$ 310,916	$ (568,955)
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 3)	296,078	271,861	261,781
Deferred income and mining taxes (note 9)	(16,550)	72,145	(275,773)
Gain on sale of available-for-sale securities (note 2(b))	(74)	(9,733)	(4,907)
Stock-based compensation (note 8)	44,904	47,632	51,873
Impairment loss on available-for-sale securities (note 2(b))	34,272	12,732	8,569
Impairment loss (note 18)	537,227		907,681
Loss on Goldex mine (note 17)			302,893
Foreign currency translation (gain) loss	(7,188)	16,320	(1,082)
Other	23,817	16,048	22,992
Adjustment for settlement of environmental remediation	(9,081)	(21,449)	(7,616)
Changes in non-cash working capital balances:
Trade receivables	450	8,149	37,050
Income taxes	717	13,304	(29,867)
Inventories	(23,232)	(44,145)	(43,066)
Other current assets	(23,447)	18,909	(25,838)
Accounts payable and accrued liabilities	(12,695)	(20,928)	31,837
Interest payable	(376)	4,246	(387)
Cash provided by operating activities	438,296	696,007	667,185
Investing activities
Additions to property, plant and mine development (note 3)	(577,789)	(445,550)	(482,831)
Acquisition of Urastar Gold Corporation, net (note 10)	(10,051)
Acquisition of Grayd Resource Corporation (note 10)		(9,322)	(163,047)
Decrease (increase) in short-term investments	6,273	(1,920)	5
Net proceeds from sale of available-for-sale securities (note 2(b))	171	73,358	9,435
Purchase of available-for-sale securities and warrants (note 2(b))	(59,804)	(2,713)	(91,115)
(Increase) decrease in restricted cash (note 14)	(3,273)	9,991	(32,931)
Cash used in investing activities	(644,473)	(376,156)	(760,484)
Financing activities
Dividends paid	(126,266)	(118,121)	(98,354)
Repayment of capital lease obligations (note 13(a))	(10,605)	(12,063)	(13,092)
Sale-leaseback financing (note 13(a))	10,928
Proceeds from long-term debt (note 5)	290,000	315,000	475,000
Repayment of long-term debt (note 5)	(120,000)	(605,000)	(205,000)
Notes issuance (note 5)		200,000
Long-term debt financing costs (note 5)		(3,133)	(2,545)
Repurchase of common shares for restricted share unit plan (note 8(c))	(19,000)	(12,031)	(3,723)
Common shares issued	23,672	32,742	26,536
Cash provided by (used in) financing activities	48,729	(202,606)	178,822
Effect of exchange rate changes on cash and cash equivalents	(1,519)	1,376	(1,636)
Net (decrease) increase in cash and cash equivalents during the year	(158,967)	118,621	83,887
Cash and cash equivalents, beginning of year	298,068	179,447	95,560
Cash and cash equivalents, end of year	139,101	298,068	179,447
Supplemental cash flow information
Interest paid	58,152	52,213	52,833
Income and mining taxes paid	$ 56,478	$ 56,962	$ 110,889